share-based compensation	12 Months Ended
Dec. 31, 2017
share-based compensation
share-based compensation

14share-based compensation

(a)Details of share-based compensation expense

Reflected in the Consolidated statements of income and other comprehensive income as Employee benefits expense and in the Consolidated statements of cash flows are the following share-based compensation amounts:

	2017				2016
Years ended December 31 (millions)	Note	Employee benefits expense	Associated operating cash outflows	Statement of cash flows adjustment	Employee benefits expense	Associated operating cash outflows	Statement of cash flows adjustment
Restricted stock units 1	(b)	$83	$(67)	$16	$81	$(83)	$(2)
Transformative compensation 2	16(c)	—	—	—	64	(64)	—
Employee share purchase plan 3	(c)	37	(37)	—	40	(40)	—
Share option awards	(d)	1	—	1	—	—	—

		$121	$(104)	$17	$185	$(187)	$(2)

(1)

The expense arising from restricted stock units was net of cash-settled equity swap agreement effects (see Note 4(i)). Within employee benefits expense (see Note 8), restricted stock unit expense of $90 (2016 — $77) is presented as share-based compensation and the balance is included in restructuring costs.

(2)

As set out in Note 16(c), in 2016 we made immediately vesting, transformative compensation lump-sum payments to substantially all of our existing unionized and non-unionized Canadian-sited workforces. For the unionized and non-unionized workforces, approximately 40% of the after-tax value of such qualifying lump-sum payments was paid in our Common Shares (see Note 28(b)) by way of an employee benefit plan trust.

As a result of our being considered for accounting purposes to control an employee benefit plan trust that was used to effect these Common Share payments, such transactions have been recognized as treasury stock transactions and we have applied the cost method of accounting. As at December 31, 2016, the employee benefit plan trust held no Common Shares.

(3)

Employees who received an immediately vesting, transformative compensation lump-sum payment in 2016 contributed a percentage of their payment to the employee share purchase plan consistent with their regular compensation payment, as further described in (c). Our associated employer expense and contributions were $NIL (2016 — $3).

For the year ended December 31, 2017, the associated operating cash outflows in respect of restricted stock units were net of cash inflows arising from the cash-settled equity swap agreements of $14 million (2016 — $9 million). For the year ended December 31, 2017, the income tax benefit arising from share-based compensation was $32 million (2016 — $49 million).

(b)Restricted stock units

General

We use restricted stock units as a form of retention and incentive compensation. Each restricted stock unit is nominally equal in value to one equity share and is nominally entitled to the dividends that would arise thereon if it were an issued and outstanding equity share. The notional dividends are recorded as additional issuances of restricted stock units during the life of the restricted stock unit. Due to the notional dividend mechanism, the grant-date fair value of restricted stock units equals the fair market value of the corresponding equity shares at the grant date. The restricted stock units generally become payable when vesting is complete and typically vest over a period of 33 months (the requisite service period). The vesting method of restricted stock units, which is determined on or before the date of grant, may be either cliff or graded; the majority of restricted stock units outstanding are cliff-vesting. The associated liability is normally cash-settled.

TELUS Corporation restricted stock units

We also award restricted stock units that largely have the same features as our general restricted stock units, but have a variable payout (0% — 200%) that depends upon the achievement of our total customer connections performance condition (with a weighting of 25%) and the total shareholder return on our Common Shares relative to an international peer group of telecommunications companies (with a weighting of 75%). The grant-date fair value of the notional subset of our restricted stock units affected by the total customer connections performance condition equals the fair market value of the corresponding Common Shares at the grant date, and thus the notional subset has been included in the presentation of our restricted stock units with only service conditions. The recurring estimate, which reflects a variable payout, of the fair value of the notional subset of our restricted stock units affected by the relative total shareholder return performance condition is determined using a Monte Carlo simulation.

The following table presents a summary of outstanding TELUS Corporation non-vested restricted stock units.

Number of non-vested restricted stock units as at December 31	2017	2016
Restricted stock units without market performance conditions
Restricted stock units with only service conditions	3,327,464	3,260,745
Notional subset affected by total customer connections performance condition	154,452	130,234

	3,481,916	3,390,979
Restricted stock units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	463,357	390,703

	3,945,273	3,781,682

The following table presents a summary of the activity related to TELUS Corporation restricted stock units without market performance conditions.

	2017			2016
	Number of restricted stock units 1		Weighted average grant-	Number of restricted stock units 1		Weighted average grant-
Years ended December 31	Non-vested	Vested	date fair value	Non-vested	Vested	date fair value
Outstanding, beginning of period
Non-vested	3,390,979	—	$41.71	3,564,412	—	$41.42
Vested	—	29,108	$38.09	—	29,008	$40.00
Issued
Initial award	1,825,688	—	$43.56	1,942,446	—	$39.74
In lieu of dividends	206,715	455	$43.98	209,027	381	$41.63
Vested	(1,766,680)	1,766,680	$43.73	(2,024,130)	2,024,130	$39.31
Settled in cash	—	(1,698,008)	$43.63	—	(2,004,126)	$39.29
Forfeited and cancelled	(174,786)	(65,387)	$42.88	(300,776)	(20,285)	$35.70

Outstanding, end of period
Non-vested	3,481,916	—	$41.87	3,390,979	—	$41.71
Vested	—	32,848	$41.00	—	29,108	$38.09

(1)	Excluding the notional subset of restricted stock units affected by the relative total shareholder return performance condition.

With respect to certain issuances of TELUS Corporation restricted stock units, we have entered into cash-settled equity forward agreements that fix our cost; that information, as well as a schedule of non-vested TELUS Corporation restricted stock units outstanding as at December 31, 2017, is set out in the following table.

Vesting in years ending December 31	Number of fixed-cost restricted stock units	Our fixed cost per restricted stock unit	Number of variable-cost restricted stock units	Total number of non-vested restricted stock units 1
2018	1,792,286	$40.91	28,951	1,821,237
2019	1,385,734	$45.46	274,945	1,660,679

	3,178,020		303,896	3,481,916

(1)	Excluding the notional subset of restricted stock units affected by the relative total shareholder return performance condition.

TELUS International (Cda) Inc. restricted stock units

We also award restricted stock units that largely have the same features as the TELUS Corporation restricted stock units, but have a variable payout (0% — 150%) that depends upon the achievement of TELUS International (Cda) Inc. financial performance and non-market quality-of-service performance conditions.

The following table presents a summary of the activity related to TELUS International (Cda) Inc. restricted stock units.

	2017						2016
	US$ denominated				Canadian $ denominated		US$ denominated			Canadian $ denominated
Years ended	Number of restricted stock units		Grant-date		Number of vested restricted	Grant-date	Number of non-vested restricted	Grant-date		Number of restricted stock units		Grant-date
December 31	Non-vested	Vested	fair value		stock units	fair value	stock units	fair value		Non-vested	Vested	fair value
Outstanding, beginning of period
Non-vested	163,785	—	US$	21.90	—	$—	—	US$	—	—	—	$—
Vested	—	—	US$	—	32,299	$21.36	—	US$	—	—	—	$—
Issued — initial award	213,768		US$	26.40	—	$—	163,785	US$	21.90	32,299	—	$21.36
Vested	(208)	208	US$	24.10	—	$—	—	US$	—	(32,299)	32,299	$21.36
Exercised	—	(208)	US$	24.10	—	$—	—	US$	—	—	—	$—
Forfeited and cancelled	(2,559)	—	US$	24.10	—	$—	—	US$	—	—	—	$—

Outstanding, end of period
Non-vested	374,786	—	US$	24.45	—	$—	163,785	US$	21.90	—	—	$—
Vested	—	—	US$	—	32,299	$21.36	—	US$	—	—	32,299	$21.36

(c)Employee share purchase plan

We have an employee share purchase plan under which eligible employees up to a certain job classification can purchase our Common Shares through regular payroll deductions by contributing between 1% and 20% of their pay; for more highly compensated job classifications, employees may contribute between 1% and 55% of their pay. For every dollar contributed by an employee, up to a maximum of 6% of eligible employee pay, we are required to make a contribution at a percentage between 20% and 40%. For the years ended December 31, 2017 and 2016, we contributed 40% for employees up to a certain job classification; for more highly compensated job classifications, we contributed 35%. We record our contributions as a component of Employee benefits expense and our contribution vests on the earlier of a plan participant’s last day in our employ or the last business day of the calendar year of our contribution, unless the plan participant’s employment is terminated with cause, in which case the plan participant will forfeit any in-year contribution from us.

In respect of Common Shares held within the employee share purchase plan, Common Share dividends declared during the year ended December 31, 2017, of $31 million (2016 — $27 million) were to be reinvested in Common Shares acquired by the trustee from Treasury (2016 — in the stock market), with no discount applicable.

(d)Share option awards

General

We use share option awards as a form of retention and incentive compensation. We apply the fair value method of accounting for share-based compensation awards granted to officers and other employees. Share option awards typically have a three-year vesting period (the requisite service period), but may vest over periods of up to five years. The vesting method of share option awards, which is determined on or before the date of grant, may be either cliff or graded; all share option awards granted subsequent to 2004 have been cliff-vesting.

The weighted average fair value of share option awards granted is calculated by using the Black-Scholes model (a closed-form option pricing model). The risk-free interest rate used in determining the fair value of the share option awards is based on a Government of Canada yield curve that is current at the time of grant. The expected lives of the share option awards are based on our historical share option award exercise data. Similarly, expected volatility considers the historical volatility in the price of our Common Shares for TELUS Corporation share options and average historical volatility in the prices of a peer group’s shares in respect of TELUS International (Cda) Inc. share options. The dividend yield is the annualized dividend current at the time of grant divided by the share option award exercise price. Dividends are not paid on unexercised share option awards and are not subject to vesting.

TELUS Corporation share options

Employees may receive options to purchase Common Shares at a price equal to the fair market value at the time of grant. Share option awards granted under the plan may be exercised over specific periods not to exceed seven years from the time of grant. No share options were awarded in fiscal 2017 or 2016.

These share option awards have a net-equity settlement feature. The optionee does not have the choice of exercising the net-equity settlement feature; it is at our option whether the exercise of a share option award is settled as a share option or settled using the net-equity settlement feature.

The following table presents a summary of the activity related to the TELUS Corporation share option plan.

	2017		2016
Years ended December 31	Number of share options	Weighted average share option price	Number of share options	Weighted average share option price
Outstanding, beginning of period	1,417,693	$24.49	2,375,596	$22.96
Exercised 1	(652,926)	$21.90	(925,682)	$20.75
Forfeited	(3,908)	$27.56	(13,112)	$24.49
Expired	(20,388)	$16.31	(19,109)	$15.29

Outstanding, end of period 2	740,471	$26.99	1,417,693	$24.49

(1)

The total intrinsic value of share option awards exercised for the year ended December 31, 2017, was $15 million (2016 — $19 million), reflecting a weighted average price at the dates of exercise of $44.63 per share (2016 — $41.06 per share). The difference between the number of share options exercised and the number of Common Shares issued (as reflected in the Consolidated statements of changes in owners’ equity) is the effect of our choosing to settle share option award exercises using the net-equity settlement feature.

(2)	All outstanding TELUS Corporation share options are vested, their range of prices is $23.08 — $31.69 per share and their weighted average remaining contractual life is 0.9 years.

TELUS International (Cda) Inc. share options

Employees may receive equity share options (equity-settled) to purchase TELUS International (Cda) Inc. common shares at a price equal to, or a multiple of, the fair market value at the time of grant and/or phantom share options (cash-settled) that provide them with exposure to TELUS International (Cda) Inc. common share price appreciation. Share option awards granted under the plan may be exercised over specific periods not to exceed ten years from the time of grant. All equity share option awards and most phantom share option awards have a variable payout (0% — 100%) that depends upon the achievement of TELUS International (Cda) Inc. financial performance and non-market quality-of-service performance conditions.

The following table presents a summary of the activity related to the TELUS International (Cda) Inc. share option plan.

	2017					2016
	US$ denominated			Canadian $ denominated		US$ denominated			Canadian $ denominated
Years ended December 31	Number of share options	Weighted average share option price 1		Number of share options	Share option price 2	Number of share options	Weighted average share option price 1		Number of share options	Share option price 2
Outstanding, beginning of period	573,354	US$	30.86	53,832	$21.36	—	US$	—	—	$—
Granted	175,272	US$	27.70	—	$—	573,354	US$	30.86	53,832	$21.36

Outstanding, end of period	748,626	US$	30.12	53,832	$21.36	573,354	US$	30.86	53,832	$21.36

(1)	The range of share option prices is US$21.90 — US$40.25 per TELUS International (Cda) Inc. equity share and the weighted average remaining contractual life is 9.2 years (2016 — 10.0 years).

(2)	The weighted average remaining contractual life is 8.5 years (2016 — 9.5 years).